CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - 6 months ended Jun. 30, 2018 - USD ($) $ in Thousands	Ordinary shares [Member]	Ordinary shares [Member] Adjustment [Member]	Additional Paid In Capital [Member]	Additional Paid In Capital [Member] Adjustment [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Adjustment [Member]	Treasury Stock [Member]	Treasury Stock [Member] Adjustment [Member]	Non-controlling Interest [Member]	Non-controlling Interest [Member] Adjustment [Member]	Total	Adjustment [Member]
Balance at Dec. 31, 2017	$ 1,983	$ 1,983	$ 71,550	$ 71,550	$ (9,754)	$ (9,754)	$ 92,065	$ 89,093	$ (30,054)	$ (30,054)	$ 7,439	$ 7,439	$ 133,229	$ 130,257
Balance, shares at Dec. 31, 2017	23,476	23,476
Impact of change in accounting policy (Note 1E)							(2,972)						(2,972)
Changes during period:
Income for the period							23,294				1,319		24,613
Other comprehensive loss for the period					(11,519)						(548)		(12,067)
Dividend paid to non-controlling interests											(972)		(972)
Dividend paid													(5,000)
Dividend declared							(10,067)						(10,067)
Balance at Jun. 30, 2018	$ 1,983		$ 71,550		$ (21,273)		$ 102,320		$ (30,054)		$ 7,238		$ 131,764
Balance, shares at Jun. 30, 2018	23,476